Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (8.1%)
*	Alphabet Inc. Class A	41,227,781	4,276,558
*	Alphabet Inc. Class C	35,935,860	3,737,329
*	Meta Platforms Inc. Class A	15,405,975	3,265,142
*	Walt Disney Co.	12,644,514	1,266,095
	Verizon Communications Inc.	29,070,219	1,130,541
	Comcast Corp. Class A	29,116,558	1,103,809
*	Netflix Inc.	3,082,500	1,064,942
	AT&T Inc.	49,337,115	949,739
*	T-Mobile US Inc.	4,099,558	593,780
	Activision Blizzard Inc.	4,929,514	421,917
*	Charter Communications Inc. Class A	729,005	260,699
*	Warner Bros Discovery Inc.	15,295,362	230,960
	Electronic Arts Inc.	1,803,259	217,202
	Omnicom Group Inc.	1,403,190	132,377
*	Take-Two Interactive Software Inc.	1,096,744	130,842
	Interpublic Group of Cos. Inc.	2,693,518	100,307
[1]	Paramount Global Class B	3,495,134	77,976
*	Match Group Inc.	1,934,926	74,282
	Fox Corp. Class A	2,030,862	69,151
*	Live Nation Entertainment Inc.	986,704	69,069
	News Corp. Class A	3,460,370	59,761
	Fox Corp. Class B	980,862	30,711
*	DISH Network Corp. Class A	1,736,406	16,201
			19,279,390
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	61,707,510	6,373,769
*	Tesla Inc.	18,615,656	3,862,004
	Home Depot Inc.	7,054,491	2,081,921
	McDonald's Corp.	5,069,502	1,417,483
	NIKE Inc. Class B	8,622,939	1,057,517
	Lowe's Cos. Inc.	4,185,588	836,992
	Starbucks Corp.	7,954,906	828,344
*	Booking Holdings Inc.	268,509	712,196
	TJX Cos. Inc.	7,998,156	626,735
*	O'Reilly Automotive Inc.	431,619	366,436
	General Motors Co.	9,653,737	354,099
	Ford Motor Co.	27,100,831	341,470
*	Chipotle Mexican Grill Inc. Class A	191,181	326,593
*	AutoZone Inc.	129,935	319,400
	Marriott International Inc. Class A	1,862,287	309,214
	Hilton Worldwide Holdings Inc.	1,844,223	259,796
	Yum! Brands Inc.	1,938,014	255,973

		Shares	Market Value ($000)
	Ross Stores Inc.	2,383,668	252,979
	DR Horton Inc.	2,163,730	211,375
*	Aptiv plc	1,875,657	210,430
*	Ulta Beauty Inc.	352,165	192,166
	Lennar Corp. Class A	1,714,879	180,251
	Tractor Supply Co.	764,639	179,721
	eBay Inc.	3,756,690	166,684
	Genuine Parts Co.	975,524	163,215
*	Las Vegas Sands Corp.	2,274,628	130,677
	Darden Restaurants Inc.	842,093	130,659
*	NVR Inc.	20,914	116,537
	Garmin Ltd.	1,060,179	106,993
	Best Buy Co. Inc.	1,363,285	106,704
	LKQ Corp.	1,759,682	99,880
*	Expedia Group Inc.	1,023,203	99,281
*	Royal Caribbean Cruises Ltd.	1,519,316	99,211
	MGM Resorts International	2,177,909	96,743
*	Etsy Inc.	868,890	96,734
	Pool Corp.	270,640	92,678
	PulteGroup Inc.	1,560,305	90,935
	Domino's Pizza Inc.	245,300	80,917
*	Wynn Resorts Ltd.	713,752	79,876
	BorgWarner Inc. (XNYS)	1,619,455	79,531
*	Caesars Entertainment Inc.	1,485,081	72,487
*,1	Carnival Corp.	6,935,739	70,398
	Tapestry Inc.	1,631,512	70,334
*	CarMax Inc.	1,093,683	70,302
	Bath & Body Works Inc.	1,579,604	57,782
	VF Corp.	2,280,918	52,256
	Advance Auto Parts Inc.	410,450	49,915
	Whirlpool Corp.	376,762	49,740
	Hasbro Inc.	897,541	48,189
*,1	Norwegian Cruise Line Holdings Ltd.	2,924,140	39,330
*	Mohawk Industries Inc.	366,643	36,745
	Ralph Lauren Corp. Class A	283,846	33,116
	Newell Brands Inc.	2,594,507	32,276
	Lennar Corp. Class B	49,389	4,411
			24,081,400
Consumer Staples (7.2%)
	Procter & Gamble Co.	16,329,179	2,427,986
	PepsiCo Inc.	9,532,732	1,737,817
	Coca-Cola Co.	26,939,061	1,671,030
	Costco Wholesale Corp.	3,071,345	1,526,059
	Walmart Inc.	9,706,477	1,431,220
	Philip Morris International Inc.	10,730,300	1,043,522
	Mondelez International Inc. Class A	9,436,770	657,932
	Altria Group Inc.	12,359,154	551,465
	Target Corp.	3,186,074	527,709
	Colgate-Palmolive Co.	5,781,184	434,456
	Estee Lauder Cos. Inc. Class A	1,603,660	395,238
	General Mills Inc.	4,081,307	348,789
	Dollar General Corp.	1,547,546	325,697
	Kimberly-Clark Corp.	2,336,271	313,574
	Archer-Daniels-Midland Co.	3,786,799	301,656
*	Monster Beverage Corp.	5,272,472	284,766
	Sysco Corp.	3,513,576	271,353
	Hershey Co.	1,017,388	258,834
	Constellation Brands Inc. Class A	1,123,770	253,848

		Shares	Market Value ($000)
	Kroger Co.	4,508,834	222,601
	Kraft Heinz Co.	5,511,501	213,130
	Keurig Dr Pepper Inc.	5,881,529	207,500
*	Dollar Tree Inc.	1,439,144	206,589
	Walgreens Boots Alliance Inc.	4,955,006	171,344
	Church & Dwight Co. Inc.	1,688,104	149,245
	McCormick & Co. Inc.	1,735,436	144,406
	Conagra Brands Inc.	3,299,755	123,939
	Kellogg Co.	1,770,697	118,566
	Tyson Foods Inc. Class A	1,975,401	117,181
	J M Smucker Co.	737,436	116,050
	Lamb Weston Holdings Inc.	994,569	103,952
	Bunge Ltd.	1,037,000	99,054
	Clorox Co.	604,802	95,704
	Brown-Forman Corp. Class B	1,267,722	81,476
	Hormel Foods Corp.	2,005,003	79,960
	Campbell Soup Co.	1,391,280	76,493
	Molson Coors Beverage Co. Class B	1,301,350	67,254
			17,157,395
Energy (4.6%)
	Exxon Mobil Corp.	28,503,454	3,125,689
	Chevron Corp.	12,313,281	2,009,035
	ConocoPhillips	8,471,224	840,430
	Schlumberger NV	9,830,009	482,653
	EOG Resources Inc.	4,065,862	466,070
	Marathon Petroleum Corp.	3,142,629	423,721
	Valero Energy Corp.	2,668,544	372,529
	Pioneer Natural Resources Co.	1,644,630	335,899
	Phillips 66	3,225,713	327,023
	Occidental Petroleum Corp.	5,033,166	314,221
	Hess Corp.	1,920,613	254,174
	Williams Cos. Inc.	8,430,806	251,744
	Kinder Morgan Inc.	13,693,458	239,772
	Devon Energy Corp.	4,525,015	229,011
	Baker Hughes Co. Class A	6,963,039	200,953
	Halliburton Co.	6,257,812	197,997
	ONEOK Inc.	3,093,867	196,584
	Diamondback Energy Inc.	1,272,255	171,971
	Coterra Energy Inc.	5,458,150	133,943
	Targa Resources Corp.	1,566,683	114,290
	Marathon Oil Corp.	4,392,952	105,255
	EQT Corp.	2,536,296	80,933
	APA Corp.	2,225,970	80,268
			10,954,165
Financials (12.8%)
*	Berkshire Hathaway Inc. Class B	12,470,794	3,850,607
	JPMorgan Chase & Co.	20,302,568	2,645,628
	Visa Inc. Class A	11,247,419	2,535,843
	Mastercard Inc. Class A	5,839,962	2,122,301
	Bank of America Corp.	48,309,578	1,381,654
	Wells Fargo & Co.	26,374,794	985,890
	Morgan Stanley	9,043,014	793,977
	S&P Global Inc.	2,278,525	785,567
	Goldman Sachs Group Inc.	2,138,951	699,672
	BlackRock Inc.	1,036,579	693,596
	American Express Co.	4,120,755	679,719
	Citigroup Inc.	13,406,342	628,623

		Shares	Market Value ($000)
*	PayPal Holdings Inc.	7,831,077	594,692
	Progressive Corp.	4,048,363	579,159
	Marsh & McLennan Cos. Inc.	3,426,105	570,618
	Chubb Ltd.	2,872,757	557,832
	Charles Schwab Corp.	10,557,620	553,008
*	Fiserv Inc.	4,395,538	496,828
	CME Group Inc.	2,489,885	476,863
	Aon plc Class A (XNYS)	1,421,730	448,257
	Intercontinental Exchange Inc.	3,868,112	403,405
	PNC Financial Services Group Inc.	2,775,619	352,781
	US Bancorp	9,643,291	347,641
	Moody's Corp.	1,090,524	333,722
	Truist Financial Corp.	9,183,840	313,169
	MSCI Inc. Class A	553,480	309,777
	Arthur J Gallagher & Co.	1,467,948	280,833
	Travelers Cos. Inc.	1,599,589	274,186
	MetLife Inc.	4,561,872	264,315
	American International Group Inc.	5,143,003	259,002
	Capital One Financial Corp.	2,639,309	253,796
	Aflac Inc.	3,875,487	250,046
	Bank of New York Mellon Corp.	5,091,196	231,344
	Ameriprise Financial Inc.	728,842	223,390
	Fidelity National Information Services Inc.	4,106,833	223,124
	Prudential Financial Inc.	2,547,020	210,740
	Allstate Corp.	1,820,357	201,714
	Global Payments Inc.	1,821,074	191,650
	State Street Corp.	2,415,880	182,858
	Discover Financial Services	1,848,186	182,675
	T Rowe Price Group Inc.	1,552,587	175,287
*	Arch Capital Group Ltd.	2,560,147	173,757
	Willis Towers Watson plc	738,927	171,712
	Hartford Financial Services Group Inc.	2,181,117	152,002
	M&T Bank Corp.	1,171,758	140,107
	Nasdaq Inc.	2,345,808	128,245
	Northern Trust Corp.	1,442,520	127,129
	Fifth Third Bancorp	4,730,354	126,017
	Raymond James Financial Inc.	1,341,306	125,104
	Cincinnati Financial Corp.	1,087,515	121,889
	Regions Financial Corp.	6,465,298	119,996
	Principal Financial Group Inc.	1,574,504	117,017
	Huntington Bancshares Inc.	9,980,176	111,778
	FactSet Research Systems Inc.	264,746	109,893
*	FleetCor Technologies Inc.	509,900	107,512
	Citizens Financial Group Inc.	3,405,629	103,429
	MarketAxess Holdings Inc.	260,909	102,091
	Cboe Global Markets Inc.	735,425	98,723
	Everest Re Group Ltd.	270,859	96,973
	Brown & Brown Inc.	1,629,126	93,544
	Synchrony Financial	3,024,898	87,964
	W R Berkley Corp.	1,409,986	87,786
	KeyCorp.	6,467,452	80,972
	Loews Corp.	1,348,182	78,221
	Jack Henry & Associates Inc.	505,219	76,147
	Globe Life Inc.	626,382	68,915
	Franklin Resources Inc.	1,969,299	53,053
	Invesco Ltd.	3,145,644	51,589
	Assurant Inc.	366,441	43,999
	Comerica Inc.	903,845	39,245

		Shares	Market Value ($000)
	Zions Bancorp NA	1,039,231	31,104
	Lincoln National Corp.	1,072,387	24,096
[1]	First Republic Bank	1,294,316	18,107
[1]	Signature Bank	138,932	25
			30,613,930
Health Care (14.2%)
	UnitedHealth Group Inc.	6,467,204	3,056,336
	Johnson & Johnson	18,096,407	2,804,943
	AbbVie Inc.	12,240,775	1,950,812
	Eli Lilly & Co.	5,458,719	1,874,633
	Merck & Co. Inc.	17,548,908	1,867,028
	Pfizer Inc.	38,853,088	1,585,206
	Thermo Fisher Scientific Inc.	2,714,629	1,564,631
	Abbott Laboratories	12,068,348	1,222,041
	Danaher Corp.	4,536,947	1,143,492
	Bristol-Myers Squibb Co.	14,716,279	1,019,985
	Amgen Inc.	3,695,935	893,492
	Elevance Health Inc.	1,653,065	760,096
	Medtronic plc	9,206,954	742,265
	Gilead Sciences Inc.	8,631,213	716,132
	Stryker Corp.	2,333,670	666,193
	CVS Health Corp.	8,888,108	660,475
*	Intuitive Surgical Inc.	2,425,254	619,580
*	Regeneron Pharmaceuticals Inc.	744,154	611,449
*	Vertex Pharmaceuticals Inc.	1,779,490	560,664
	Zoetis Inc.	3,225,918	536,922
	Cigna Group	2,067,315	528,261
*	Boston Scientific Corp.	9,914,012	495,998
	Becton Dickinson and Co.	1,965,081	486,436
	Humana Inc.	864,980	419,913
	HCA Healthcare Inc.	1,467,636	386,986
*	Edwards Lifesciences Corp.	4,279,352	354,031
*	Moderna Inc.	2,286,846	351,214
	McKesson Corp.	947,877	337,492
*	DexCom Inc.	2,674,570	310,732
*	IDEXX Laboratories Inc.	573,279	286,685
	Agilent Technologies Inc.	2,047,902	283,307
*	Biogen Inc.	996,771	277,132
*	IQVIA Holdings Inc.	1,285,361	255,645
*	Illumina Inc.	1,088,753	253,190
*	Centene Corp.	3,812,042	240,959
*	Mettler-Toledo International Inc.	153,005	234,130
	ResMed Inc.	1,016,805	222,670
*	GE Healthcare Inc.	2,513,271	206,164
	Zimmer Biomet Holdings Inc.	1,452,533	187,667
	AmerisourceBergen Corp. Class A	1,119,994	179,322
	West Pharmaceutical Services Inc.	512,479	177,559
*	Align Technology Inc.	502,793	168,003
*	Insulet Corp.	480,700	153,324
	Baxter International Inc.	3,492,987	141,676
	Laboratory Corp. of America Holdings	613,236	140,689
*	Hologic Inc.	1,706,173	137,688
	Cardinal Health Inc.	1,783,282	134,638
	STERIS plc	687,237	131,455
	Cooper Cos. Inc.	341,597	127,539
*	Waters Corp.	411,227	127,328
	PerkinElmer Inc.	873,819	116,445
	Quest Diagnostics Inc.	768,364	108,708

		Shares	Market Value ($000)
*	Molina Healthcare Inc.	404,105	108,094
*	Incyte Corp.	1,280,947	92,574
	Teleflex Inc.	324,677	82,244
*	Catalent Inc.	1,246,467	81,905
	Viatris Inc.	8,403,482	80,842
	Bio-Techne Corp.	1,088,805	80,778
*	Henry Schein Inc.	938,253	76,505
*	Bio-Rad Laboratories Inc. Class A	149,202	71,471
*	Charles River Laboratories International Inc.	352,019	71,044
	DENTSPLY SIRONA Inc.	1,488,883	58,483
	Universal Health Services Inc. Class B	444,602	56,509
	Organon & Co.	1,766,835	41,556
*	DaVita Inc.	380,833	30,889
			33,752,255
Industrials (8.6%)
	Raytheon Technologies Corp.	10,140,289	993,038
	United Parcel Service Inc. Class B (XNYS)	5,051,706	979,980
	Honeywell International Inc.	4,624,749	883,882
	Union Pacific Corp.	4,235,136	852,363
*	Boeing Co.	3,892,423	826,867
	Caterpillar Inc.	3,602,090	824,302
	Deere & Co.	1,871,669	772,775
	Lockheed Martin Corp.	1,572,823	743,521
	General Electric Co.	7,539,706	720,796
	Automatic Data Processing Inc.	2,867,998	638,502
	Eaton Corp. plc	2,752,758	471,658
	Illinois Tool Works Inc.	1,921,615	467,817
	Northrop Grumman Corp.	995,859	459,808
	CSX Corp.	14,552,252	435,694
	Waste Management Inc.	2,570,978	419,506
	3M Co.	3,810,603	400,532
	FedEx Corp.	1,607,320	367,256
	General Dynamics Corp.	1,557,879	355,524
	Emerson Electric Co.	3,955,098	344,647
	Norfolk Southern Corp.	1,576,621	334,244
	Parker-Hannifin Corp.	887,841	298,412
	Trane Technologies plc	1,585,721	291,741
	Johnson Controls International plc	4,756,992	286,466
	Cintas Corp.	597,960	276,664
	TransDigm Group Inc.	359,042	264,632
	PACCAR Inc.	3,613,352	264,497
	Carrier Global Corp.	5,774,732	264,194
	L3Harris Technologies Inc.	1,317,999	258,644
	Paychex Inc.	2,220,696	254,470
	Otis Worldwide Corp.	2,871,872	242,386
	Cummins Inc.	978,108	233,650
	Rockwell Automation Inc.	794,490	233,143
	AMETEK Inc.	1,589,660	231,025
*	Copart Inc.	2,967,561	223,190
	WW Grainger Inc.	311,255	214,396
	Old Dominion Freight Line Inc.	627,065	213,729
	Fastenal Co.	3,951,398	213,138
	Verisk Analytics Inc. Class A	1,082,524	207,693
*	CoStar Group Inc.	2,815,001	193,813
	Republic Services Inc. Class A	1,421,888	192,268
	United Rentals Inc.	480,119	190,012
	Equifax Inc.	847,952	171,999
	Fortive Corp.	2,443,110	166,547

		Shares	Market Value ($000)
	Quanta Services Inc.	989,186	164,838
	Ingersoll Rand Inc. (XYNS)	2,803,058	163,082
*	Delta Air Lines Inc.	4,436,960	154,939
	Dover Corp.	967,178	146,953
	Southwest Airlines Co.	4,112,188	133,811
	Xylem Inc.	1,247,561	130,620
	Westinghouse Air Brake Technologies Corp.	1,258,199	127,154
	Expeditors International of Washington Inc.	1,100,834	121,224
	IDEX Corp.	521,748	120,539
	Broadridge Financial Solutions Inc.	814,574	119,392
	Howmet Aerospace Inc.	2,545,680	107,860
	Jacobs Solutions Inc.	876,241	102,967
	Textron Inc.	1,443,449	101,951
	JB Hunt Transport Services Inc.	574,473	100,797
*	United Airlines Holdings Inc.	2,266,463	100,291
	Snap-on Inc.	367,235	90,667
	Leidos Holdings Inc.	946,310	87,117
	Nordson Corp.	372,181	82,721
	Stanley Black & Decker Inc.	1,025,120	82,604
	CH Robinson Worldwide Inc.	815,063	80,993
	Masco Corp.	1,558,825	77,505
*	American Airlines Group Inc.	4,502,039	66,405
	Allegion plc	607,913	64,883
	Pentair plc	1,138,552	62,928
	A O Smith Corp.	877,000	60,645
	Rollins Inc.	1,599,548	60,031
	Robert Half International Inc.	745,054	60,029
	Huntington Ingalls Industries Inc.	275,720	57,080
*	Generac Holdings Inc.	437,986	47,307
*	Alaska Air Group Inc.	882,430	37,027
			20,593,781
Information Technology (26.0%)
	Apple Inc.	102,943,268	16,975,345
	Microsoft Corp.	51,523,479	14,854,219
	NVIDIA Corp.	17,027,317	4,729,678
	Broadcom Inc.	2,892,499	1,855,654
	Cisco Systems Inc.	28,434,775	1,486,428
*	Salesforce Inc.	6,921,685	1,382,814
	Accenture plc Class A	4,358,795	1,245,787
*	Adobe Inc.	3,168,728	1,221,133
	Texas Instruments Inc.	6,272,577	1,166,762
*	Advanced Micro Devices Inc.	11,160,231	1,093,814
	Oracle Corp.	10,637,594	988,445
	QUALCOMM Inc.	7,717,795	984,636
	Intel Corp.	28,635,215	935,512
	Intuit Inc.	1,944,482	866,908
	International Business Machines Corp.	6,257,933	820,352
	Applied Materials Inc.	5,835,681	716,797
	Analog Devices Inc.	3,508,415	691,930
*	ServiceNow Inc.	1,405,111	652,983
	Lam Research Corp.	933,981	495,122
	Micron Technology Inc.	7,552,907	455,742
*	Synopsys Inc.	1,055,033	407,507
*	Cadence Design Systems Inc.	1,898,741	398,907
	KLA Corp.	958,541	382,621
	Amphenol Corp. Class A	4,115,661	336,332
	NXP Semiconductors NV	1,793,789	334,497
	Motorola Solutions Inc.	1,157,352	331,153

		Shares	Market Value ($000)
	Roper Technologies Inc.	734,058	323,492
	Microchip Technology Inc.	3,792,030	317,696
*	Autodesk Inc.	1,493,518	310,891
*	Fortinet Inc.	4,488,231	298,288
*	Arista Networks Inc.	1,713,157	287,571
	TE Connectivity Ltd.	2,190,453	287,278
*	ON Semiconductor Corp.	2,990,057	246,142
	Cognizant Technology Solutions Corp. Class A	3,523,061	214,660
*	ANSYS Inc.	603,007	200,681
*	Keysight Technologies Inc.	1,234,416	199,334
*	Enphase Energy Inc.	940,821	197,836
	Corning Inc.	5,268,973	185,889
	CDW Corp.	937,190	182,649
*	Gartner Inc.	546,992	178,194
	HP Inc.	5,983,388	175,612
	Monolithic Power Systems Inc.	309,822	155,078
*	First Solar Inc.	686,208	149,250
*	Teledyne Technologies Inc.	324,423	145,134
	Hewlett Packard Enterprise Co.	8,873,801	141,360
*	VeriSign Inc.	634,087	134,002
	Skyworks Solutions Inc.	1,100,005	129,779
*	Fair Isaac Corp.	174,100	122,338
*	EPAM Systems Inc.	398,010	119,005
*	SolarEdge Technologies Inc.	386,565	117,496
	Teradyne Inc.	1,077,791	115,873
*	Zebra Technologies Corp. Class A	357,015	113,531
*	Tyler Technologies Inc.	288,288	102,238
*	Paycom Software Inc.	333,446	101,371
	NetApp Inc.	1,491,096	95,206
*	PTC Inc.	736,555	94,448
*	Trimble Inc.	1,710,080	89,642
	Seagate Technology Holdings plc	1,329,300	87,893
*	Akamai Technologies Inc.	1,089,798	85,331
*	Western Digital Corp.	2,208,806	83,206
*	Ceridian HCM Holding Inc.	1,064,872	77,970
	Juniper Networks Inc.	2,242,725	77,195
*	Qorvo Inc.	690,150	70,099
	Gen Digital Inc. (XNGS)	3,945,139	67,699
*	F5 Inc.	416,064	60,616
*	DXC Technology Co.	1,577,742	40,327
			61,993,378
Materials (2.6%)
	Linde plc	3,409,193	1,211,763
	Air Products and Chemicals Inc.	1,537,214	441,503
	Freeport-McMoRan Inc.	9,893,643	404,749
	Sherwin-Williams Co.	1,632,322	366,897
	Corteva Inc.	4,934,243	297,584
	Ecolab Inc.	1,715,268	283,928
	Nucor Corp.	1,751,312	270,525
	Newmont Corp.	5,494,185	269,325
	Dow Inc.	4,879,673	267,504
	DuPont de Nemours Inc.	3,171,347	227,608
	PPG Industries Inc.	1,626,991	217,333
	Albemarle Corp.	810,944	179,251
	LyondellBasell Industries NV Class A	1,758,409	165,097
	International Flavors & Fragrances Inc.	1,764,876	162,298
	Vulcan Materials Co.	920,131	157,858
	Martin Marietta Materials Inc.	429,812	152,609

		Shares	Market Value ($000)
	Steel Dynamics Inc.	1,154,117	130,484
	Ball Corp.	2,171,941	119,696
	Amcor plc	10,287,177	117,068
	Mosaic Co.	2,353,572	107,982
	FMC Corp.	870,889	106,362
	Avery Dennison Corp.	560,649	100,317
	CF Industries Holdings Inc.	1,356,670	98,345
	Packaging Corp. of America	640,799	88,962
	International Paper Co.	2,464,494	88,870
	Celanese Corp. Class A	691,302	75,276
	Eastman Chemical Co.	820,609	69,210
	Westrock Co.	1,758,012	53,567
	Sealed Air Corp.	1,001,342	45,972
			6,277,943
Real Estate (2.5%)
	Prologis Inc.	6,389,251	797,187
	American Tower Corp.	3,222,743	658,535
	Equinix Inc.	640,566	461,874
	Crown Castle Inc.	2,997,117	401,134
	Public Storage	1,094,218	330,607
	Realty Income Corp.	4,341,142	274,881
	Simon Property Group Inc.	2,263,135	253,403
	Welltower Inc.	3,270,648	234,473
	VICI Properties Inc. Class A	6,947,814	226,638
	Digital Realty Trust Inc.	1,990,178	195,654
	SBA Communications Corp. Class A	747,273	195,090
	AvalonBay Communities Inc.	968,389	162,747
*	CBRE Group Inc. Class A	2,187,173	159,248
	Weyerhaeuser Co.	5,072,740	152,842
	Extra Space Storage Inc.	926,985	151,034
	Equity Residential	2,357,600	141,456
	Alexandria Real Estate Equities Inc.	1,089,846	136,874
	Invitation Homes Inc.	4,018,193	125,488
	Mid-America Apartment Communities Inc.	798,834	120,656
	Ventas Inc.	2,768,855	120,030
	Iron Mountain Inc.	2,009,877	106,343
	Essex Property Trust Inc.	447,896	93,673
	UDR Inc.	2,137,771	87,777
	Kimco Realty Corp.	4,282,191	83,631
	Healthpeak Properties Inc.	3,782,514	83,102
	Host Hotels & Resorts Inc.	4,950,014	81,626
	Camden Property Trust	763,473	80,042
	Regency Centers Corp.	1,066,493	65,248
	Boston Properties Inc.	987,160	53,425
	Federal Realty Investment Trust	506,180	50,026
			6,084,744
Utilities (2.9%)
	NextEra Energy Inc.	13,754,358	1,060,186
	Southern Co.	7,535,232	524,301
	Duke Energy Corp.	5,329,393	514,127
	Sempra Energy (XNYS)	2,175,731	328,883
	American Electric Power Co. Inc.	3,556,705	323,625
	Dominion Energy Inc.	5,767,463	322,459
	Exelon Corp.	6,878,410	288,137
	Xcel Energy Inc.	3,787,751	255,446
	Consolidated Edison Inc.	2,456,295	234,994
	Public Service Enterprise Group Inc.	3,453,745	215,686

		Shares	Market Value ($000)
	WEC Energy Group Inc.	2,183,359	206,961
	American Water Works Co. Inc.	1,335,540	195,643
	Eversource Energy	2,410,836	188,672
	Edison International	2,643,138	186,579
*	PG&E Corp.	11,144,269	180,203
	Constellation Energy Corp.	2,263,540	177,688
	Ameren Corp.	1,789,574	154,601
	Entergy Corp.	1,408,514	151,753
	FirstEnergy Corp.	3,759,562	150,608
	DTE Energy Co.	1,341,061	146,900
	PPL Corp.	5,097,243	141,652
	CenterPoint Energy Inc.	4,357,843	128,382
	CMS Energy Corp.	2,015,524	123,713
	Atmos Energy Corp.	991,095	111,359
	AES Corp.	4,623,076	111,324
	Evergy Inc.	1,591,193	97,254
	Alliant Energy Corp.	1,735,204	92,660
	NiSource Inc.	2,812,172	78,628
	Pinnacle West Capital Corp.	782,225	61,984
	NRG Energy Inc.	1,596,188	54,733
			6,809,141
Total Common Stocks (Cost $89,873,407)			237,597,522
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.839% (Cost $723,231)	7,233,193	723,247
Total Investments (99.9%) (Cost $90,596,638)			238,320,769
Other Assets and Liabilities—Net (0.1%)			129,671
Net Assets (100%)			238,450,440
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $103,631,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $107,925,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	3,519	728,037	26,543

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/24	GSI	39,085	(4.715)	394	—
Goldman Sachs Group Inc.	8/30/24	BANA	52,338	(5.250)	146	—
Goldman Sachs Group Inc.	8/30/24	BANA	14,720	(5.250)	41	—
					581	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	237,597,522	—	—	237,597,522
Temporary Cash Investments	723,247	—	—	723,247
Total	238,320,769	—	—	238,320,769
Derivative Financial Instruments
Assets
Futures Contracts[1]	26,543	—	—	26,543
Swap Contracts	—	581	—	581
Total	26,543	581	—	27,124
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.